CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income for the year	$ 82,700	500,640	470,106	386,508
Adjustments for:
Share-based compensation	10,714	64,858	50,538	37,974
Depreciation	5,264	31,867	27,496	26,389
Amortization of intangible assets	301	1,824	1,500	1,615
Allowance for doubtful accounts	347	2,102	7,654	801
Loss due to disposal of fixed assets	28	171	65	141
Loss from foreign currency translation	1,077	6,522	447	9,363
Loss from impairment of long-term investments				15,081
Gain from sale of long-term investments			(1,318)
Deferred tax (benefit) expense	372	2,252	2,498	(3,880)
Changes in operating assets and liabilities:
Increase in accounts receivable	(1,802)	(10,909)	(10,555)	(11,123)
Increase in prepayments and other current assets	(10,924)	(66,132)	(86,485)	(124,580)
Increase (Decrease) in accounts payable	993	6,013	(3,523)	5,357
Increase in salary and employee related accrual	1,921	11,626	4,163	4,744
Increase in taxes payable	1,845	11,171	7,082	24,131
Increase in advance from customers	12,149	73,547	47,870	104,269
Increase in other payables and accruals	18,082	109,463	56,720	21,624
(Increase) Decrease in other long-term assets	264	1,596	302	(1,459)
Net cash provided by operating activities	123,331	746,611	574,560	496,955
Cash flows from investing activities:
Proceeds from sale of long-term investments			1,318
Purchase of short-term investments	(111,191)	(673,119)	(138,502)	(863,400)
Purchase of property and equipment	(36,690)	(222,108)	(136,760)	(58,870)
Purchase of intangible assets	(257)	(1,557)	(1,129)	(1,100)
Net cash used in investing activities	(148,138)	(896,784)	(275,073)	(923,370)
Cash flows from financing activities:
Repurchase and retirement of common shares				(648)
Proceeds from the exercise of share options	16,466	99,681	39,818	26,560
Net cash provided by financing activities	16,466	99,681	39,818	25,912
Effect of foreign exchange rate changes on cash	(1,077)	(6,522)	(447)	(8,686)
Net (decrease) increase in cash	(9,418)	(57,014)	338,858	(409,189)
Cash, beginning of year	185,433	1,122,557	783,699	1,192,888
Cash, end of year	176,015	1,065,543	1,122,557	783,699
Supplemental disclosure of cash flow information:
Cash paid during the years for income taxes	14,502	87,793	96,407	71,435
Supplemental disclosure of non-cash investing activities:
Accrual related to purchase of property, equipment and software	(74)	(449)	(750)	(407)
Supplemental disclosure of non-cash financing activities:
Restricted cash related to the exercise of share options, end of year	$ 2,559	15,489	14,468	4,263